ENTITIES IN THE GROUP (Tables)	12 Months Ended
Dec. 31, 2024
ENTITIES IN THE GROUP [Abstract]
Schedule of subsidiaries

Entity	Country
TORM plc	United Kingdom

Investments in subsidiaries ⁵⁾:
Entity	Country	Ownership ⁴⁾
TORM A/S	Denmark	100%
OCM Singapore Njord Holdings Almena, Pte. Ltd ¹⁾	Singapore	100%
OCM Singapore Njord Holdings Hardrada, Pte. Ltd	Singapore	100%
OCM Singapore Njord Holdings St.Michaelis Pte. Ltd ¹⁾	Singapore	100%
OCM Singapore Njord Holdings St. Gabriel Pte. Ltd ¹⁾	Singapore	100%
OCM Singapore Njord Holdings Agnete, Pte. Ltd ¹⁾	Singapore	100%
OMI Holding Ltd.¹⁾	Mauritius	100%
TORM Crewing Service Ltd.¹⁾	Bermuda	100%
TORM Middle East DMCC	Emirates	100%
TORM Shipping India Private Limited ³⁾	India	100%
TORM Singapore Pte. Ltd.	Singapore	100%
TORM Tanker Corporation ⁶⁾	USA	100%
TORM USA LLC ⁶⁾	USA	100%
TORM VesselCo UK Limited	United Kingdom	100%
VesselCo 8 Pte. Ltd. ¹⁾	Singapore	100%
VesselCo 9 Pte. Ltd.	Singapore	100%
VesselCo 10 Pte. Ltd. ²⁾	Singapore	100%
VesselCo 11 Pte. Ltd. ¹⁾	Singapore	100%
VesselCo 12 Pte. Ltd.	Singapore	100%
TORM SHIPPING (PHILS.), INC. ⁴⁾	Philippines	25%
Marine Exhaust Technology A/S	Denmark	75%
ME Production A/S	Denmark	75%
Marine Exhaust Technology (Hong Kong) Ltd.	China	59%
ME Production (Zhejiang) Co, Ltd.	China	75%
Suzhou ME Production Technology Co, Ltd.⁶⁾	China	59%
¹⁾ Entities dissolved in the financial year ended December 31, 2022
²⁾ Entities dissolved in the financial year ended December 31, 2023
³⁾ Entities with different reporting periods: TORM Shipping India has a financial reporting period that runs from April 01 to March 31 as required by the Indian government's laws and legislations.
⁴⁾For all subsidiaries, ownership and voting rights are the same except for TORM SHIPPING (PHILS.), INC where voting rights are
100%
⁵⁾ All subsidiaries are consolidated in full.
⁶⁾ Entities not audited

Schedule of registered addresses	The table below shows the registered addresses for the companies mentioned above:

Denmark	India	Philippines
Tuborg Havnevej 18	2nd Floor	7th Floor
DK-2900 Hellerup	Leela Business Park	Salcedo Towers, 169
Denmark	Andheri-Kurla Road	HV dela Costa Street
	Andheri (E)	Salcedo Village,
	Mumbai 400059	Makati City
	India	Philippines 1227

Singapore	United Kingdom	USA
6 Battery Road #27-02	4th Floor	Suite 1625
Six Battery Road	120 Cannon Street	2500 City West
Singapore 049909	London, EC4N 6AS	Boulevard
Singapore	United Kingdom	77042, Houston , Texas
USA

Denmark	China	Hong Kong
Sandholm 7	208 Longward Road	Room 12, 10/F
9900 Frederikshavn	Zhapu Town Ping Hu	Kwai Cheong Centre
Denmark	Jiaxing City	No. 50 Kwai Cheong Road
	Zhejiang Provice	Kwai Chung, New Territories
	China	Hong Kong

United Arab Emirates
DMCC Business Centre
AU Tower 15-G
JLT Cluster I
Dubai, UAE
United Arab Emirates